Provision for Return Condition Checks for Aircraft Under Operating Leases - Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision for return condition checks for aircraft under operating leases [abstract]
Beginning balance	¥ 3,670	¥ 3,503
Accrual	1,214	1,010
Utilization	(1,865)	(843)
Ending balance	3,019	3,670
Less: current portion	(981)	(1,175)
Long-term portion	¥ 2,038	¥ 2,495